Cash and cash equivalents - Credit quality of banks in Ecopetrol Business Group has deposits and check accounts, and issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	$ 12,336,115	$ 15,401,058	$ 14,549,906	$ 5,082,308
F1+
Cash and cash equivalents
Cash and cash equivalents	2,349,260	466,031
F1
Cash and cash equivalents
Cash and cash equivalents	2,133,937	1,458,524
A-1
Cash and cash equivalents
Cash and cash equivalents	1,498,034	731,424
P AAA
Cash and cash equivalents
Cash and cash equivalents	1,475,084	0
AAA
Cash and cash equivalents
Cash and cash equivalents	993,553	5,356,966
P-1
Cash and cash equivalents
Cash and cash equivalents	741,041	0
B
Cash and cash equivalents
Cash and cash equivalents	670,268	16,753
F2
Cash and cash equivalents
Cash and cash equivalents	630,089	0
BRC1+
Cash and cash equivalents
Cash and cash equivalents	378,077	606,052
BB
Cash and cash equivalents
Cash and cash equivalents	103,066	463,681
F3
Cash and cash equivalents
Cash and cash equivalents	70,055	584
BBB
Cash and cash equivalents
Cash and cash equivalents	68,378	425,485
AAAf
Cash and cash equivalents
Cash and cash equivalents	0	714
AAAm
Cash and cash equivalents
Cash and cash equivalents	51,710	0
AAAmmf
Cash and cash equivalents
Cash and cash equivalents	4,562	5,508
C
Cash and cash equivalents
Cash and cash equivalents	3,156	0
Aaa
Cash and cash equivalents
Cash and cash equivalents	1,798	10,276
BRC1
Cash and cash equivalents
Cash and cash equivalents	1,513	1,201
A
Cash and cash equivalents
Cash and cash equivalents	0	919,903
A-2
Cash and cash equivalents
Cash and cash equivalents	0	749,912
AA
Cash and cash equivalents
Cash and cash equivalents	0	675,596
A3
Cash and cash equivalents
Cash and cash equivalents	0	647,316
A+
Cash and cash equivalents
Cash and cash equivalents	0	543,260
A-
Cash and cash equivalents
Cash and cash equivalents	0	477,059
A2
Cash and cash equivalents
Cash and cash equivalents	0	197,917
A1
Cash and cash equivalents
Cash and cash equivalents	0	192,594
Baa1
Cash and cash equivalents
Cash and cash equivalents	0	93,157
Caa3
Cash and cash equivalents
Cash and cash equivalents	0	4,385
Ba1
Cash and cash equivalents
Cash and cash equivalents	0	3,083
CCC
Cash and cash equivalents
Cash and cash equivalents	0	1,160
AAAF
Cash and cash equivalents
Cash and cash equivalents	64,518	0
Ba2
Cash and cash equivalents
Cash and cash equivalents	0	3
Baa3
Cash and cash equivalents
Cash and cash equivalents	0	1
Others
Cash and cash equivalents
Cash and cash equivalents	$ 1,098,016	$ 1,352,513